STOCK BASED COMPENSATION (Schedule of Stock Option and Warrant Activity)(Details) (Non-Qualified Stock Options and Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Non-Qualified Stock Options and Warrants [Member]
Number of Shares
Outstanding	8,773,500	8,798,500	6,876,000	6,312,367	8,166,202	6,343,971	1,475,000	380,000
Granted	185,000	1,210,000	2,085,000	1,860,000	939,000	3,495,001	5,768,971	1,425,000	680,000
Rescinded							(200,000)
Expired		(25,000)		(16,667)	(1,304,451)	(115,000)	(574,981)	(70,000)
Forfeited	(343,750)		(162,500)			(750,000)	(125,019)	(260,000)
Exercised	(32,500)	(1,210,000)		(1,279,700)	(1,488,384)	(807,770)			(300,000)
Outstanding	8,582,250	8,773,500	8,798,500	6,876,000	6,312,367	8,166,202	6,343,971	1,475,000	380,000
Exercisable	7,778,503	7,714,850
Exercise Price
Outstanding (Lower Limit)	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.001	$ 0.25	$ 0.25	$ 1.40
Outstanding (Upper Limit)	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 2.00	$ 2.00	$ 2.10
Granted (Lower Limit)	$ 1.00	$ 0.90	$ 0.63	$ 0.25	$ 0.25	$ 0.001	$ 0.25	$ 0.25	$ 0.25
Granted (Upper Limit)	$ 1.16	$ 1.69	$ 1.30	$ 1.51	$ 0.45	$ 1.75	$ 0.72	$ 1.00	$ 2.10
Rescinded							$ 0.50
Expired (Lower Limit)					$ 0.25	$ 0.50		$ 1.40
Expired (Upper Limit)					$ 1.00	$ 2.00		$ 2.00
Expired		$ 1.25		$ 1.00			$ 1.00
Forfeited (Lower Limit)	$ 0.73							$ 1.40
Forfeited (Upper Limit)	$ 1.25							$ 2.10
Forfeited			$ 1.51			$ 0.72	$ 1.00
Exercised (Lower Limit)	$ 0.345	$ 0.25		$ 0.25	$ 0.001	$ 0.25
Exercised (Upper Limit)	$ 1.25	$ 1.25		$ 1.00	$ 1.00	$ 0.50
Exercised									$ 0.25
Outstanding (Lower Limit)	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.001	$ 0.25	$ 0.25	$ 1.40
Outstanding (Upper Limit)	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 2.00	$ 2.00	$ 2.10
Exercisable (Lower Limit)	$ 0.25	$ 0.25
Exercisable (Upper Limit)	$ 1.75	$ 1.75
Weighted Average Exercise Price
Outstanding	$ 1.13	$ 1.02	$ 1.01	$ 0.71	$ 0.79	$ 0.48	$ 0.83	$ 0.68
Granted	$ 1.07	$ 1.19	$ 1.09	$ 1.20	$ 0.30	$ 1.16	$ 0.48	$ 0.70	$ 0.99
Rescinded							$ 0.50
Expired		$ 1.25		$ 1.00	$ 0.59	$ 0.07	$ 1.00	$ (0.12)
Forfeited	$ 0.95		$ 1.51			$ 0.72	$ 1.00	$ (0.48)
Exercised	$ 0.69	$ 0.37		$ 0.42	$ 0.20	$ 0.53			$ 0.25
Outstanding	$ 1.14	$ 1.13	$ 1.02	$ 1.01	$ 0.71	$ 0.79	$ 0.48	$ 0.83	$ 0.68
Exercisable	$ 1.16	$ 1.15